Other reserves (Details) - Schedule of Revaluation Reserve in Respect of Equity Shares - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Change in fair value	£ 0	£ 0	£ 0
Deferred tax	0	0	(1)
Equity shares	0	0	(1)
Equity shares | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
At 1 January	0	0	0
Change in fair value	0	0	0
Deferred tax	0	0	(1)
Equity shares	0	0	(1)
At 31 December	0	0	0
Equity shares | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income | Retained profits £m
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Realised gains and losses transferred to retained profits	0	0	0
Deferred tax	0	0	1
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ 0	£ 0	£ 1